Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 205,614	$ 205,374
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	75,902	88,727
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,148	9,113
Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	56,261	51,692
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,102	9,109
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	56,201	46,733
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	50,381	52,381
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	23,513	26,715
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,836	5,374
Individual participating life | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,802	9,559
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,345	5,932
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,885	4,801
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	48,534	50,472
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	17,438	23,716
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,804	1,947
Individual non-participating life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	15,029	13,885
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,103	2,614
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,160	8,310
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	21,862	20,953
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,057	7,598
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	24	30
Group life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,412	9,556
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	117	92
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,252	3,677
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	15,248	17,696
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,822	10,314
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	34	40
Individual annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,573	6,435
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	819	907
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	21,168	20,250
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,046	9,612
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	100	111
Group annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	10,444	9,198
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	109	24
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,469	1,305
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	48,421	43,622
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,026	10,772
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	350	1,611
Equity and other | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,001	3,059
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	428	447
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 33,616	$ 27,733